Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,604	[1]	$ 5,194	[1]
Trade receivables, net	1,680	[2]	3,839	[2]
Other current assets	335		237
Inventories	3,617		3,647
Total Current Assets	7,236		12,917
Assets held for severance benefits	967		1,161
Property and equipment, net	471		500
Total Non-Current Assets	1,438		1,661
Total Assets	8,674		14,578
Current Liabilities:
Trade payables	967		1,878
Other payables and accrued liabilities	1,554		1,933
Total Current Liabilities	2,521		3,811
Principal shareholder convertible loan	1,000		2,000
Liability in respect of employees' severance benefits	1,224		1,338
Total Non-Current Liabilities	2,224		3,338
Total Liabilities	4,745		7,149
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares NIS 0.8 par value each (50,000,000 shares authorized as of December 31, 2014 and 2013; 15,541,306 and 12,763,218 shares issued and fully paid as of December 31, 2014 and 2013, respectively)	3,384		2,782
Treasury stock	(27)		(27)
Additional paid-in capital	72,239		66,942
Accumulated deficit	(71,667)		(62,268)
Total Shareholders' Equity	3,929		7,429
Total Liabilities and Shareholders' Equity	$ 8,674		$ 14,578

[1]	As of December 31, 2014, US$50 thousand (2013: US$56 thousand) is deposited in NIS bearing an average annual interest of 0.02% (2013: 0.15%). US$42 thousand (2013: US$42 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.
[2]	Includes balances in the amounts of $287 thousand and $398 thousand with related parties as of December 31, 2014 and 2013, respectively (see also Note 9).